Greenspring Income Opportunities Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Par
	Value	Value
CORPORATE BONDS - 92.5%
COMMUNICATION SERVICES - 4.7%
Cable & Satelite - 1.9%
CCO Holdings LLC
5.500%, 05/01/26 (b)	$600,000	$585,559
5.125%, 05/01/27 (b)	554,000	516,477
Viasat, Inc.
5.625%, 09/15/25 (b)	1,128,000	1,094,160
Videotron Ltd.
5.375%, 06/15/24 (b)	618,000	612,148
		2,808,344
Media & Entertainment - 2.7%
Belo Corp.
7.750%, 06/01/27	920,000	911,715
Cinemark USA, Inc.
8.750%, 05/01/25 (b)	1,269,000	1,289,657
iHeartCommunications, Inc.
8.375%, 05/01/27	200,000	133,520
Nexstar Media, Inc.
5.625%, 07/15/27 (b)	1,484,000	1,384,723
TEGNA, Inc.
4.625%, 03/15/28	404,000	358,045
		4,077,660
Wireless Telecommunication Services - 0.1%
Sprint Corp.
7.125%, 6/15/24	100,000	100,984
TOTAL COMMUNICATION SERVICES		6,986,988

CONSUMER DESCRETIONARY - 20.9%
Auto Components - 2.0%
Adient Global Holdings
7.000%, 04/15/28 (b)	1,100,000	1,113,189
Dana Financing Luxembourg
5.750%, 04/15/25 (b)	498,000	491,292
Dana, Inc.
5.625%, 06/15/28	100,000	94,082
The Goodyear Tire & Rubber Co.
9.500%, 05/31/25	1,166,000	1,193,369
		2,891,932
Casinos & Gaming - 2.5%
Boyd Gaming Corp.
4.750%, 12/01/27	675,000	640,155
Caesars Entertainment, Inc.
6.250%, 07/01/25 (b)	1,268,000	1,263,269
MGM Resorts International
6.750%, 05/01/25	395,000	396,265
Scientific Games International, Inc.
8.625%, 07/01/25 (b)	1,343,000	1,372,746
		3,672,435
Consumer Products - 1.0%
American Greetings Corp.
8.750%, 04/15/25 (b)	1,500,000	1,458,697
Consumer Services - 2.9%
Aramark Services, Inc.
6.375%, 05/01/25 (b)	1,377,000	1,376,969
Prime Security Services
5.25%, 04/15/24 (b)	1,546,000	1,534,640
Graham Holdings Co.
5.750%, 06/01/26 (b)	1,400,000	1,374,646
		4,286,255
Homebuilding - 1.1%
Beazer Homes USA, Inc.
6.750%, 03/15/25	1,000,000	996,185
Century Communities, Inc.
6.750%, 06/01/27	685,000	686,646
		1,682,831
Household Durables - 0.8%
Newell Brands, Inc.
4.875%, 06/01/25	250,000	241,363
5.875%, 04/01/26	750,000	705,210
6.375%, 09/15/27	250,000	240,027
		1,186,600
Leisure - 1.6%
Cedar Fair LP
5.500%, 05/01/25 (b)	452,000	448,998
5.375%, 04/15/27	750,000	713,893
6.500%, 10/01/28	335,000	327,119
Six Flags Entertainment Corp.
7.000%, 07/01/25 (b)	180,000	181,061
Vail Resorts, Inc.
6.250%, 05/15/25 (b)	740,000	741,550
		2,412,621
Lodging - 2.4%
Arrow Bidco LLC
9.500%, 03/15/24 (b)	1,635,000	1,639,742
Hilton Domestic Operating Co, Inc.
5.375%, 05/01/25 (b)	375,000	371,149
Hilton Worldwide Finance LLC
4.875%, 04/01/27	125,000	121,373
Marriott Ownership Resorts, Inc.
4.750%, 01/15/28	137,000	123,476
Travel + Leisure Co.
5.650%, 04/01/24	1,150,000	1,137,860
6.625%, 07/31/26 (b)	200,000	198,660
		3,592,260
Restaurants - 2.1%
1011778BC/New Red Finance, Inc.
5.750%, 04/15/25 (b)	1,000,000	999,391
Brinker International, Inc.
5.000%, 10/01/24 (b)	1,007,000	983,134
Dave & Buster's, Inc.
7.625%, 11/01/25 (b)	1,110,000	1,126,645
		2,109,779
Retail - 4.5%
Academy Ltd.
6.000%, 11/15/27 (b)	1,100,000	1,057,232
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125%, 04/01/26 (b)	1,380,000	1,285,975
Nordstrom, Inc.
2.300%, 04/08/24	1,312,000	1,263,797
Sally Holdings LLC
5.625%, 12/01/25	952,000	939,767
Signet UK Finance
4.700%, 06/15/24	2,062,000	2,008,089
		6,554,860
TOTAL CONSUMER DESCRETIONARY		29,848,270

CONSUMER STAPLES - 4.4%
Food & Beverage - 0.3%
Darling Ingredients, Inc.
5.250%, 04/15/27 (b)	518,000	503,366
Food & Staples Retailing - 1.7%
Albertsons Cos., Inc.
7.500%, 03/15/26 (b)	700,000	712,495
5.875%, 02/15/28 (b)	533,000	518,502
US Foods, Inc.
6.250%, 04/15/25 (b)	1,230,000	1,230,602
		2,461,599
Household & Personal Products - 2.4%
Coty, Inc.
5.000%, 04/15/26 (b)	950,000	911,363
6.500%, 04/15/26 (b)	835,000	828,570
Spectrum Brands, Inc.
5.750%, 07/15/25	750,000	750,004
5.000%, 10/01/29 (b)	1,230,000	1,099,110
		3,589,047
TOTAL CONSUMER STAPLES		6,554,012

ENERGY - 6.7%
Energy Midstream - 2.8%
Antero Midstream Partners LP
7.875%, 05/15/26 (b)	1,000,000	1,015,141
Genesis Energy LP
6.500%, 10/01/25	1,000,000	985,989
New Fortress Energy, Inc.
6.750%, 09/15/25 (b)	1,200,000	1,126,956
Targa Resource Partners
6.500%, 07/15/27	1,044,000	1,037,378
		4,165,464
Exploration and Production - 3.0%
Carrizo Oil & Gas, Inc.
8.250%, 07/15/25	1,000,000	994,420
Chesapeake Energy Corp.
5.500%, 02/01/26 (b)	1,044,000	1,018,842
PDC Energy, Inc.
6.125%, 09/15/24	1,300,000	1,300,513
5.750%, 05/15/26	263,000	262,184
SM Energy Co.
5.625%, 06/01/25	810,000	792,463
		4,368,422
Oil Refining and Marketing - 0.9%
PBF Holding Co. LLC
7.250%, 06/15/25	1,300,000	1,298,909
TOTAL ENERGY		9,832,795

FINANCIALS - 6.0%
Consumer Finance - 2.3%
Credit Acceptance Corp.
5.125%, 12/31/24 (b)	725,000	704,475
6.625%, 03/15/26	733,000	705,020
OneMain Financial Corp.
8.250%, 10/01/23	40,000	40,186
6.125%, 03/15/24	848,000	845,870
PRA Group, Inc.
7.375%, 09/01/25 (b)	1,095,000	1,041,909
		3,337,460
Investment Banking & Brokerage - 0.9%
Stonex Group, Inc.
8.625, 06/15/25 (b)	1,253,000	1,266,602
Mortgage Real Estate Investment Trust - 1.4%
Starwood Property Trust, Inc.
5.500%, 11/01/23 (b)	1,167,000	1,158,159
3.750%, 12/31/24 (b)	1,000,000	938,435
		2,096,594
Specialty Insurance - 1.4%
Enact Holdings, Inc
6.500%, 08/15/25 (b)	1,750,000	1,720,673
Radian Group, Inc.
4.500%, 10/01/24	372,000	362,380
		2,083,053
TOTAL FINANCIALS		8,783,709

HEALTHCARE - 6.3%
Healthcare Equipment & Supplies - 0.3%
Teleflex, Inc.
4.625%, 11/15/27	550,000	518,870
Healthcare Providers & Services - 4.3%
Acadia Healthcare Co., Inc.
5.500%, 07/01/28 (b)	1,410,000	1,349,737
Adapthealth LLC
6.125%, 08/01/28 (b)	1,397,000	1,211,793
Encompass Health Corp.
5.750%, 09/15/25	1,409,000	1,397,810
Select Medical Corp.
6.250%, 08/15/26 (b)	1,594,000	1,568,511
Tenet Healthcare Corp.
4.875%, 01/01/26	813,000	792,670
		6,320,521
Life Sciences Tools and Services - 1.2%
Avantor Funding, Inc.
4.625%, 07/15/28 (b)	500,000	463,911
IQVIA, Inc.
5.000%, 10/15/26 (b)	1,395,000	1,348,229
		1,812,140
Pharmaceuticals - 0.5%
Elanco Animal Health, Inc.
6.022%, 08/28/23	685,000	683,392
TOTAL HEALTHCARE		9,334,923

INDUSTRIALS - 21.1%
Aerospace & Defense - 2.1%
Rolls-Royce PLC
3.625%, 10/14/25 (b)	1,477,000	1,402,751
TransDigm, Inc.
6.250%, 03/15/26 (b)	847,000	843,623
6.375%, 06/15/26	405,000	400,236
TransDigm UK Holdings
6.875%, 6/15/26	450,000	446,366
		3,092,976
Automobile Wholesalers - 0.1%
KAR Auction Services, Inc.
5.125%, 06/01/25 (b)	101,000	99,097
Building Products - 2.4%
Advanced Drainage Systems, Inc.
5.000%, 09/30/27 (b)	1,330,000	1,259,928
Griffon Corp.
5.750%, 03/01/28	1,378,000	1,290,237
JELD-WEN, Inc.
6.250%, 05/15/25 (b)	375,000	378,619
4.625%, 12/15/25 (b)	600,000	581,943
		3,510,727
Commercial Services and Supplies - 3.0%
Matthews International Corp.
5.250%, 12/01/25 (b)	1,742,000	1,673,409
Ritchie Bros Autioneers
6.750%, 03/15/28 (b)	1,057,000	1,066,692
Stericycle, Inc.
5.375%, 07/15/24 (b)	1,753,000	1,731,923
		4,472,024
Engineering and Construction - 2.0%
Picasso Finance Sub, Inc. (Willscot Mobile Mini)
6.125%, 06/15/25 (b)	1,600,000	1,589,953
Pike Corp.
5.500%, 09/01/28 (b)	1,532,000	1,376,968
		2,966,921
Environmental Services - 2.1%
Burford Capital Global Finance LLC
6.250%, 04/15/28 (b)	773,000	712,006
Clean Harbors, Inc.
4.875%, 07/15/27 (b)	900,000	862,585
GFL Environmental, Inc.
4.250%, 06/01/25 (b)	750,000	724,429
5.125%, 12/15/26 (b)	750,000	724,266
		3,023,286
Machinery - 2.7%
EnPro Industries, Inc.
5.750%, 10/15/26	1,584,000	1,537,906
Gates Global LLC
6.250%, 01/15/26 (b)	1,775,000	1,748,800
Hillenbrand, Inc.
5.750%, 06/15/25 (b)	697,000	691,006
		3,977,712
Professional Services - 0.8%
Camelot Finance SA
4.500%, 11/01/26 (b)	1,290,000	1,216,392

Trading Companies & Distribution - 2.9%
Herc Holdings, Inc.
5.500%, 07/15/27 (b)	1,389,000	1,332,158
Triton Container International Limited
1.150%, 06/07/24 (b)	710,000	673,463
Univar Solutions USA, Inc.
5.125%, 12/01/27 (b)	1,000,000	1,023,216
WESCO Distribution, Inc.
7.125%, 06/15/25 (b)	594,000	600,792
7.250%, 06/15/28 (b)	650,000	663,622
		4,293,251
Transportation - 3.0%
Uber Technologies, Inc.
7.500%, 05/15/25 (b)	1,100,000	1,114,476
8.000%, 11/01/26 (b)	828,000	844,797
XPO Escrow Sub LLC
7.500%, 11/15/27 (b)	350,000	357,956
XPO, Inc.
6.250%, 06/01/28 (b)	1,000,000	985,102
XPO Logistics, Inc.
6.250%, 05/01/25 (b)	1,115,000	1,105,465
		4,407,796
TOTAL INDUSTRIALS		31,060,182

INFORMATION TECHNOLOGY - 4.0%
Software & Services - 2.9%
ACI Worldwide, Inc.
5.750%, 08/15/26 (b)	1,056,000	1,030,893
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 (b)	1,200,000	1,090,079
NortonLifeLock, Inc.
5.000%, 04/15/25 (b)	989,000	969,473
6.750%, 09/30/27 (b)	660,000	658,858
PTC, Inc.
3.625%, 02/15/25 (b)	500,000	483,270
		4,232,573
Technology & Hardware - 1.1%
Arrow Electronics, Inc.
6.125%, 03/01/26	1,287,000	1,284,548
CDW LLC / CDW Finance Corp.
5.500%, 12/01/24	15,000	14,915
4.125%, 05/01/25	253,000	243,857
4.250%, 04/01/28	125,000	114,759
		1,658,079
TOTAL INFORMATION TECHNOLOGY		5,890,652

MATERIALS - 12.7%
Chemicals - 3.6%
Avient Corp.
5.750%, 05/15/25 (b)	1,815,000	1,794,604
Axalta Coating Systems LLC
4.750%, 06/15/27 (b)	1,300,000	1,226,670
Celanese US Holdings LLC
5.900%, 07/05/24	1,000,000	998,197
H.B. Fuller Co.
4.250%, 10/15/28	1,147,000	1,022,287
Scotts Miracle-Gro Co.
5.250%, 12/15/26	250,000	238,676
		5,280,434
Construction Materials - 1.0%
Summit Materials LLC
6.500%, 3/15/27 (b)	1,500,000	1,491,956
Metals and Mining - 4.4%
Allegheny Ludlum LLC
6.950%, 12/15/25	750,000	760,901
Arconic Corp.
6.000%, 05/15/25 (b)	1,514,000	1,529,826
Cleveland-Cliffs, Inc.
6.750%, 03/15/26 (b)	1,086,000	1,098,474
5.875%, 06/01/27	500,000	488,477
First Quantum Minerals Ltd.
7.500%, 04/01/25 (b)	1,655,000	1,655,266
Graftech Global Enterprises, Inc.
9.875%, 12/15/28 (b)	1,000,000	993,750
		6,526,694
Packaging and Containers -3.7%
Berry Global, Inc.
4.500%, 02/15/26 (b)	440,000	419,486
4.875%, 07/15/26 (b)	677,000	651,376
Crown Americas LLC
4.750%, 02/01/26	350,000	339,523
Crown Cork & Seal Co.
7.375%, 12/15/26	500,000	517,337
Graphic Packaging International LLC
4.125%, 8/15/24	450,000	440,474
Mauser Packaging Solutions Holding Co.
7.875%, 08/15/26 (b)	1,650,000	1,641,071
Pactiv Evergreen Group Issuer, Inc.
4.000%, 10/15/27 (b)	250,000	221,373
Tenneco Packaging, Inc.
7.950%, 12/15/25	1,176,000	1,187,390
		5,418,030
TOTAL MATERIALS		18,717,114

REAL ESTATE - 3.3%
Real Estate Investment Trusts - 2.9%
Iron Mountain, Inc.
4.875%, 09/15/27 (b)	1,663,000	1,572,517
MPT Operating Partnership LP
5.250%, 08/01/26	1,194,000	1,062,615
RHP Hotel Properties LP
7.250%, 07/15/28 (b)	1,000,000	1,011,130
SBA Communications Corp.
3.875%, 02/15/27	696,000	641,786
		4,288,048
Real Estate Management and Services - 0.4%
Newmark Group, Inc.
6.125%, 11/15/23	550,000	544,995
TOTAL REAL ESTATE		4,833,043

UTILITIES - 2.4%
Utilities - 2.4%
NextEra Energy Operating Partners LP
4.250%, 07/15/24 (b)	731,000	715,601
NRG Energy, Inc.
6.625%, 01/15/27	1,680,000	1,669,215
Vistra Operations Co LLC
5.500%, 09/01/26 (b)	752,000	724,285
5.625%, 02/15/27 (b)	500,000	479,688
TOTAL UTILITES		3,588,789
TOTAL CORPORATE BONDS (Cost $136,921,567)		135,430,477

CONVERTIBLE BONDS - 0.9%
CONSUMER STAPLES - 0.3%
Commercial Banks and Thrifts - 0.3%
Herbalife Ltd.
2.625%, 03/01/26	500,000	485,500
TOTAL CONSUMER STAPLES		485,500

HEALTH CARE - 0.3%
Health Care Equipment and Supplies - 0.3%
Haemonetics Corp.
4.659%, , 03/01/26 (c)	510,000	436,507
TOTAL HEALTH CARE		436,507

UTILITIES - 0.3%
Utilities - 0.3%
Nextera Energy Partners LP
6.684%, 06/15/24 (b)(c)	500,000	472,000
TOTAL UTILITIES		472,000
TOTAL CONVERTIBLE BONDS (Cost $2,260,708)		1,394,007

	Shares
SHORT-TERM INVESTMENTS - 5.2%
MONEY MARKET FUNDS - 5.2%
First American Treasury Obligations Fund, 5.04% (a)	6,422,592	6,422,592
Invesco Treasury Portfolio, 5.05% (a)	1,176,620	1,176,620
TOTAL SHORT-TERM INVESTMENTS (Cost $7,599,212)		7,599,212
TOTAL INVESTMENTS (Cost $146,781,487) - 98.6%		144,423,696
Other Assets in Excess of Liabilities - 1.4%		2,010,588
TOTAL NET ASSETS - 100.0%		$146,434,284

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	The rate shown represents the fund's 7-day yield as of June 30, 2023.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2023, the market value of these securities total $94,865,170 which represents 64.3% of total net assets.
(c)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.

Summary of Fair Value Measurements at June 30, 2023 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	-	135,430,477	-	135,430,477
Convertible Bonds	-	1,394,007	-	1,394,007
Short-Term Investments	7,599,212	-	-	7,599,212
Total Investments in Securities	$7,599,212	$136,824,484	$-	$144,423,696

Refer to the Fund's Schedule of Investments for a more detailed break-out of securities.